THE FORESTER FUNDS


ANNUAL REPORT
March 31, 2001

This report is submitted for the general information of shareholders of The Forester Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before you invest or send money.

FORESTER FUNDS

Letter to Shareholders


Dear Fellow Shareholder:

The past twelve months have witnessed more extreme volatility in the markets, while your funds grew steadily. The Small Cap Value Fund returned 5.5% for the twelve months beating one benchmark, the Russell 2000 Index which returned -15.3% and trailing its other benchmark the Russell 2000 Value Index which returned 19.5%. The Value Fund beat both of its benchmarks for the twelve months, returning 5.5% versus 0.3% for the Russell 1000 Value and -21.7% for the S&P 500.

The best time to buy stocks is when valuations are low, earnings are accelerating and visibility is high. The worst time to buy stocks is when valuations are high, earnings are slowing or falling and visibility is poor.

Currently the markets remain at some of the highest valuations ever seen. The economy has been slowing and with it, earnings. Given the high valuations and lowered prospects for earnings, we are waiting patiently for a better risk reward profile before getting fully invested.

We seem to be in good company with our thinking. Sir John Templeton has stated that the past run-up in the market was "the biggest financial insanity ever in any nation in history." Warren Buffett has suggested that stocks remain overvalued even after recent falls and that he is not doing a lot of buying. When asked about a good time to buy stocks, Buffett replied, "When businesses sell in the market for less than they're worth."

At the very least, this argues for caution we have used.

Sincerely,

/s/ Thomas H. Forester

Thomas H. Forester
President

FORESTER FUNDS



THE FORESTER SMALL CAP VALUE FUND RETURNS (a)

                                                  SINCE
FUND/INDEX                         1-YEAR       INCEPTION
Forester Small Cap Value Fund       5.5%           5.2%
Russell 2000 Value Index           19.5           13.3
Russell 2000 Index                -15.3            2.6


                  FORESTER        RUSSELL         RUSSELL
                  SMALL CAP      2000 VALUE         2000
                  VALUE FUND       INDEX           INDEX
                  ----------     ----------       -------
9/10/99            $10,000        $10,000         $10,000
9/30/99             10,006          9,652           9,697
12/31/99            10,121          9,800          11,486
3/31/00             10,258         10,175          12,299
6/30/00             10,406         10,373          11,834
9/30/00             10,548         11,135          11,965
12/31/00            10,692         12,038          11,139
3/31/01             10,820         12,155          10,414

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).




THE FORESTER VALUE FUND RETURNS (a)

                                                  SINCE
FUND/INDEX                         1-YEAR       INCEPTION
Forester Value Fund                 5.5%           5.2%
Russell 1000 Value Index            0.3            0.8
S&P 500 Stock Index               -21.7           -9.0


                                    RUSSELL           S&P 500
                   FORESTER        1000 VALUE         STOCK
                  VALUE FUND         INDEX            INDEX
                  ----------        ----------        -------
9/10/99            $10,000         $10,000     	     $10,000
9/30/99             10,006           9,532             9,488
12/31/99            10,121          10,050            10,870
3/31/00             10,258          10,098            11,087
6/30/00             10,406           9,624            10,762
9/30/00             10,548          10,381            10,628
12/31/00            10,692          10,755             9,796
3/31/01             10,820          10,125             8,635

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).


PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS. AN INVESTMENT IN A MUTUAL FUND THAT CONCENTRATES ITS PORTFOLIO IN THE STOCKS OF SMALLER COMPANIES MAY PRESENT ADDITIONAL RISKS INCLUDING A SHORTER HISTORY OF OPERATION, HIGHER VOLATILITY AND LESS LIQUIDITY, ALL OF WHICH ARE DISCUSSED IN THE PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment return and principal value will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost. Returns shown include the reinvestment of all dividends.

The Russell 2000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 2000 Index of 2000 smaller companies. The Russell 2000 Index of 2000 smaller companies is an unmanaged, market-weighted index of small stocks which is commonly used as a measure of small stock total return performance. The Russell 1000 Value Index is an unmanaged, market-weighted index of the lower price-to-book value stocks in the Russell 1000 Index of 1000 larger companies. The S&P 500 Stock Index is an unmanaged, market-weighted index of large stocks which is a commonly used measure of common stock total return performance.

THE FORESTER FUNDS, INC.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001


                                              	The Forester
                                                Small Cap        The Forester
                                                Value Fund        Value Fund
ASSETS
Cash                                             $54,113           $54,113
                                                 -------           -------
Total assets                                      54,113            54,113
                                                 =======           =======

LIABILITIES	                                           -  	             -
                                                 -------           -------
NET ASSETS
1,000,000,000 shares of $.0001 par value
authorized; 5,356 and 5,356 shares issued
and outstanding, respectively)                   $54,113           $54,113
                                                 =======           =======
NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($54,113  /  5,356 shares)
($54,113  /  5,356 shares)                        $10.10            $10.10
                                                  ======            ======
NET ASSETS
  At March 31, 2001, net assets consisted of:
      Paid-in capital                            $53,592           $53,592
      Undistributed net investment income	           662               662
      Accumulated net realized loss
        on investments                             (141)             (141)
                                                 -------           -------
                                                 $54,113           $54,113
                                                 =======           =======



See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

STATEMENT OF OPERATIONS
Year ended March 31, 2001


                                               The Forester
                                                Small Cap        The Forester
                                                Value Fund        Value Fund
INVESTMENT INCOME
Interest income                                   $2,762            $2,762
                                                  ------            ------
Total income                                       2,762             2,762
                                                  ------            ------
EXPENSES
Investment advisory fees (Note 2)                    529               529
Professional fees                                  2,000             2,000
                                                  ------            ------
  Total expenses                                   2,529             2,529
  Less:  expenses waived and
          reimbursed by Advisor (Note 2)          (2,529)           (2,529)
                                                  ------            ------
Net expenses                                          -                 -
                                                  ------            ------
         Net investment income                     2,762             2,762
                                                  ------            ------

UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Change in unrealized depreciation
     of investments                                  201               201
  Net realized loss on sale of investments          (141)             (141)
                                                  ------            ------
  Net gain on investments                             60                60
                                                  ------            ------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS	                               $ 2,822           $ 2,822
                                                 =======           =======



See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                  The Forester Small         The Forester
                                    Cap Value Fund            Value Fund
                               -----------------------  ----------------------
                                   Year      Period*      Year      Period*
                                   Ended      Ended       Ended      Ended
                                  Mar 31,    Mar 31,      Mar 31,   Mar 31,
                                   2001       2000         2001      2000
                                ----------------------  ----------------------
INCREASE IN NET ASSETS FROM
Operations
  Net investment income	          $ 2,762    $1,492      $ 2,762     $1,492
  Change in unrealized
    depreciation of investments       201	     (201)         201       (201)
  Net realized loss on investments   (141)        -         (141)         -
                                   -------   ------       -------    ------


  Net increase in net assets
    resulting from operations	      2,822     1,291        2,822      1,291

  Distributions to shareholders
    Net investment income          (3,012)     (580)      (3,012)      (580)

  Capital share transactions (a)
    Increase in net assets resulting
    from capital share transactions 3,012       580        3,012        580
                                   ------     -----       ------      -----
    Total increase in net assets    2,822     1,291        2,822      1,291

NET ASSETS
  Beginning of period              51,291    50,000       51,291     50,000
                                   ------    ------       ------     ------
End of period
(Including undistributed net
 investment income of $662, $912
 $662 and $912, respectively)     $54,113   $51,291      $54,113    $51,291
                                  =======   =======      =======    =======

(a) Summary of capital share activity follows:


Shares issued in reinvestment
  of distributions                    298        58          298         58
Value of shares issued in rein-
  vestment of distributions       $  3012   $   580      $  3012    $   580

  Net increase in shares              298        58          298         58
  Net increase in value of shares $  3012   $   580      $  3012    $   580

* Commencement of operations was September 10, 1999.

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

FINANCIAL HIGHLIGHTS
                                     The Forester Small       The Forester
                                       Cap Value Fund          Value Fund
                                    -------------------    -------------------
                                      Year      Period*     Year      Period*
                                      Ended     Ended       Ended     Ended
(For a share outstanding              Mar 31,   Mar 31,     Mar 31,   Mar 31,
 throughout each period)               2001      2000        2001      2000
                                    -------------------    -------------------
NET ASSET VALUE
Beginning of period                   $10.14    $10.00      $10.14    $10.00
                                      ------    ------      ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                    .53       .30         .53       .30
Net gains (losses) on securities
 (both realized and unrealized)          .02      (.04)        .02      (.04)
                                      ------    ------      ------    ------
  Total from investment operations       .55       .26         .55       .26
                                      ------    ------      ------    ------
LESS DISTRIBUTIONS
Dividends (from net investment income)  (.59)     (.12)       (.59)     (.12)
                                      ------    ------      ------    ------
      Total distributions               (.59)     (.12)       (.59)     (.12)
                                      ------    ------      ------    ------
NET ASSET VALUE
End of period                         $10.10    $10.14      $10.10    $10.14
                                      ======    ======      ======    ======

TOTAL RETURN                            5.48%     2.58%       5.48%     2.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period            $54,113   $51,291     $54,113   $51,291

Ratio of expenses to average
 net assets
      After waiver                         0%        0%          0%        0%
      Before waiver                     4.78%     1.00%       4.78%     1.00%

Ratio of net investment income to
  average net assets                    5.23%     5.26%       5.23%     5.26%

Portfolio turnover rate	                   0%        0%          0%        0%


*Commencement of operations was September 10, 1999.

See accompanying notes to financial statements

THE FORESTER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001


(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified
investment company currently offering two series of shares:   The
Forester Small Cap Value Fund and The Forester Value Fund (each a "Fund"). The Funds commenced operations on September 10, 1999.

The objective of the Funds is to seek long-term growth of capital.

SECURITY VALUATION
Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked
prices on such exchanges or such System.   Unlisted securities that
are not included in such System are valued at the mean of the quoted
bid and asked prices in the over-the-counter-market.   Securities and
other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and
responsibility of the Funds' Board of Directors.   Short-term
investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At March 31, 2001, the Funds have net realized losses of $141 each which may be utilized in future years to offset net realized capital gains.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
SHAREHOLDERS
As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).
Interest income is recorded on the accrual basis.   Bond premiums and
discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting
period.   Actual results could differ from those estimates.

THE FORESTER FUNDS, INC.

March 31, 2001

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
For the year ended March 31, 2001, Forester Capital
Management, Ltd. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain
administrative services, and personnel needed by the Funds.   As
compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% per Fund based upon the
average daily net assets of the Funds.   For the year ended
March 31, 2001, the Advisor voluntarily waived advisory fees in the amounts of $529 and $529 for The Forester Small Cap Value Fund and The Forester Value Fund and reimbursed other expenses in the amount of $2000 and $2000 respectively.

DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted Distribution Plans pursuant to which the Funds reimburse the Advisor for marketing expenses incurred in distributing shares of the Funds, primarily the cost of printing
sales material.   This expense is limited to 1/4 of 1% of the
Funds' average net assets.   For the year ended March 31,
2001, no such reimbursements were made.


(3)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $0 and $48,000, respectively, in each Fund.